Summary of significant accounting policies - JICA consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
ASSETS
Current assets	¥ 3,100,363			¥ 3,853,333		¥ 2,592,163		$ 427,560	$ 531,398
Non-current assets	901,725			877,699		1,315,417		124,354	121,041
Total assets	4,002,088			4,731,032		3,907,580		551,914	652,439
LIABILITIES
Current liabilities	3,522,606			3,927,441		2,754,861		485,789	541,617
Non-current liabilities	824,043			838,047		489,358		113,642	115,574
Total liabilities	4,346,649			4,765,488		3,244,219		$ 599,431	$ 657,191
Revenues	1,717,437		¥ 1,313,992	3,561,994	$ 491,222	2,779,063	¥ 2,241,063
Total cost of revenues	(1,209,902)	$ (166,853)	(886,040)	(2,568,115)	(354,159)	(1,962,000)	(1,689,675)
Gross profit	507,535	69,992	427,952	993,879	137,063	817,063	551,388
Loss from operations	(381,972)	(52,677)	(677,752)	(1,628,221)	(224,541)	(1,000,178)	(430,481)
Loss before income taxes	(411,001)	(56,681)	(586,733)	(1,578,081)	(217,626)	(1,169,897)	(439,776)
Net loss	(380,586)	$ (52,487)	(581,481)	(1,564,164)	$ (215,706)	¥ (1,173,955)	¥ (439,659)
JICA
ASSETS
Current assets	519,803			572,259
Non-current assets	45,941			43,655
Total assets	565,744			615,914
LIABILITIES
Current liabilities	384,556			486,351
Non-current liabilities	9,602			9,229
Total liabilities	394,158			¥ 495,580
Revenues	12,614		1,422
Total cost of revenues	(5,563)		(117)
Gross profit	7,051		1,305
Loss from operations	(102,651)		(64,065)
Loss before income taxes	(100,278)		(33,389)
Net loss	¥ (100,278)		¥ (40,882)